Warrants - Summary of Assumptions Used to Estimate Fair Value of Warrants Granted (Details)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Dividend Yield [Member]
Class of Warrant or Right [Line Items]
Warrants, measurement input	0.00	0	0
Expected Volatility [Member]
Class of Warrant or Right [Line Items]
Warrants, measurement input	2.17		200
Expected Volatility [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Warrants, measurement input		231
Expected Volatility [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Warrants, measurement input		632
Risk Free Interest Rate [Member]
Class of Warrant or Right [Line Items]
Warrants, measurement input	0.0275
Risk Free Interest Rate [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Warrants, measurement input		2.55	1.81
Risk Free Interest Rate [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Warrants, measurement input		2.75	1.84
Expected Life of Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants, term	5 years		5 years
Expected Life of Warrants [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Warrants, term		5 years
Expected Life of Warrants [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Warrants, term		8 years